PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 615,000	$ 574,719	$ 572,383